NOTE 15. INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 15. INTANGIBLE ASSETS AND GOODWILL

NOTE 15. INTANGIBLE ASSETS AND GOODWILL

	Consolidated
	Goodwill A$	Autostereoscopic 3D Display Technologies and Knowhow A$	Patents and Trademark A$	Software and License A$	Total A$

Cost
At January 1, 2019	14,421,604	14,710,435	1,288,146	518,165	30,938,350
Additions	-	-	-	7,283	7,283
Exchange difference	157,103	169,887	(4,446)	6,023	328,567
At December 31, 2019	14,578,707	14,880,322	1,283,700	531,471	31,274,200

At January 1, 2020	14,578,707	14,880,322	1,283,700	531,471	31,274,200
Additions	-	446,786	36,688	3,771	487,245
Disposal	(14,578,707)	8,927,601	(976,692)	(2,680)	(24,485,680)
Exchange difference	-	(181,683)	(107,168)	(45,698)	(334,549)
At December 31, 2020	-	6,217,824	236,528	486,864	6,941,216

Accumulated Amortization and Impairment Losses
At January 1, 2019	(9,953,311)	(4,248,763)	(341,868)	(71,241)	(14,615,183)
Amortization	-	(1,863,639)	(130,221)	(124,502)	(2,118,362)
Provision for impairment	(4,486,301)	-	-	-	(4,486,301)
Exchange difference	(139,095)	(45,470)	81,598	(584)	(103,551)
At December 31, 2019	(14,578,707)	(6,157,872)	(390,491)	(196,327)	(21,323,397)

At January 1, 2020	(14,578,707)	(6,157,872)	(390,491)	(196,327)	(21,323,397)
Amortization	-	(1,238,718)	(82,474)	(95,082)	(1,416,274)
Provision for impairment	-	(3,155,932)	(81,875)	(221,533)	(3,459,340)
Disposal	14,578,707	4,617,299	288,570	-	19,484,576
Exchange difference	-	(282,601)	29,742	26,078	(226,781)
At December 31, 2020	-	(6,217,824)	(236,528)	(486,864)	(6,941,216)

Carrying Amount
At December 31, 2019	-	8,722,450	893,209	335,144	9,950,803
At December 31, 2020	-	-	-	-	-

The technology and software applied to develop the autostereoscopic 3D display technologies was included with the acquisition of Marvel Digital Limited on September 30, 2015 and was revalued to fair value at that time by an independent valuer.

As at December 31, 2020, based on the results of impairment review and value-in-use assessment, the management considered that the goodwill and intangible assets have suffered an impairment loss and provision of impairment for goodwill of A$4,486,301 has been made in 2019, which then impaired the full value of the goodwill of A$14,578,707.

There was no reclassification of development costs to intangible assets in 2020. In 2019, development projects were reclassified as intangible asset only when the Group can demonstrate the technical feasibility of completing the intangible asset itself or technology so that it will be available for application in existing or new products or for sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development, the ability to measure reliably the expenditure attributable to the intangible asset during its development and the ability to use the tangible asset generated.

During the year 2020, the Group restructured of certain subsidiaries which had intangible assets. The details of these disposals are listed out in note 27.